Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax [Abstract]
Disclosure of income expense
The following table summarises the major components of income tax expense for the periods presented:

	31 December 2021	31 December 2020	31 December 2019
	€ million	€ million	€ million
Current tax:
Current tax charge	323	230	330
Adjustment in respect of current tax from prior periods	(53)	3	(20)
Total current tax	270	233	310
Deferred tax:
Relating to the origination and reversal of temporary differences	6	(73)	45
Adjustment in respect of deferred income tax from prior periods	(9)	(6)	6
Relating to changes in tax rates or the imposition of new taxes	127	43	3
Total deferred tax	124	(36)	54
Income tax charge per the consolidated income statement	394	197	364

Disclosure of income tax relating to components of other comprehensive income
The following table summarises the taxes on items recognised in other comprehensive income (OCI) and directly within equity for the periods presented:

	31 December 2021	31 December 2020	31 December 2019
	€ million	€ million	€ million
Taxes charged/(credited) to OCI:
Deferred tax on net gain/loss on revaluation of cash flow hedges	63	(4)	2
Deferred tax on net gain/loss on pension plan remeasurements	63	(16)	(12)
Current tax on net gain/loss on pension plan remeasurements	1	—	—
Total taxes charged/(credited) to OCI	127	(20)	(10)
Taxes charged/(credited) to equity:
Deferred tax charge/(credit): share-based compensation	(3)	1	(2)
Current tax charge/(credit): share-based compensation	—	(3)	(4)
Total taxes charged/(credited) to equity	(3)	(2)	(6)

Disclosure of effective income tax rate reconciliation	The parent company of the Group is a UK company. Accordingly, the following tables provide reconciliations of the Group’s income tax expense at the UK statutory tax rate to the actual income tax expense for the periods presented:

	31 December 2021	31 December 2020	31 December 2019
	€ million	€ million	€ million
Accounting profit before tax from continuing operations	1,382	695	1,454

Tax expense at the UK statutory rate	262	132	276
Taxation of foreign operations, net(A)	72	23	89
Non-deductible expense items for tax purposes	2	6	4
Rate and law change impact, net(B)(C)(D)	127	43	3
Deferred taxes not recognised	(7)	(4)	6
Adjustment in respect of prior periods(E)	(62)	(3)	(14)
Total provision for income taxes	394	197	364
(A)This reflects the impact, net of income tax contingencies, of having operations outside the UK, which are taxed at rates other than the statutory UK rate of 19% (2020: 19%, 2019: 19%). In prior periods, this included the benefit of some income being fully or partially exempt from income taxes due to various operating and financing activities.
(B)In 2021, the UK enacted a law change that increased its tax rate to 25% with effect from 1 April 2023. The Group recognised a deferred tax expense of €123 million to reflect the impact of this change.
(C)In 2021, the Netherlands enacted a law change that increased its tax rate to 25,8% with effect from 1 January 2022. The Group recognised a deferred tax expense of €2 million to reflect the impact of this change.
(D)In 2021, Indonesia enacted a law change that retained its tax rate of 22% with effect from 1 January 2022, reversing a previously enacted decrease to 20%. The Group recognised a deferred tax expense of €2 million to reflect the impact of this change.
(E)In 2021, the prior year adjustment is principally due to the reassessment of our uncertain tax positions and release of tax reserves that are no longer required primarily due to expiration of statute of limitations.
Disclosure of deferred tax liabilities and assets	The following table summarises the movements in the carrying amounts of deferred tax liabilities and assets by significant component during the periods presented:

	Franchise and other intangible assets	Property, plant and equipment	Financial assets and liabilities	Tax losses	Employee and retiree benefit accruals	Tax credits	Other, net	Total, net
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
As at 31 December 2019	1,966	224	7	(4)	(59)	(3)	45	2,176
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(9)	(40)	(8)	(2)	(14)	(7)	1	(79)
Effect of tax rate changes on income statement	39	4	—	—	(1)	—	1	43
Amounts charged/(credited) directly to OCI	—	—	(4)	—	(16)	—	—	(20)
Amount charged/(credited) to equity	—	—	—	—	1	—	—	1
Effect of movements in foreign exchange	(14)	(1)	(1)	—	—	—	2	(14)
As at 31 December 2020	1,982	187	(6)	(6)	(89)	(10)	49	2,107
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	1	2	(1)	(4)	8	(2)	(7)	(3)
Effect of tax rate changes on income statement	106	8	1	—	12	—	—	127
Amounts charged/(credited) directly to OCI	—	—	63	—	63	—	—	126
Amount charged/(credited) to equity	—	—	—	—	(3)	—	—	(3)
Acquired through business combinations	1,174	51	(19)	(4)	(6)	—	(20)	1,176
Effect of movements in foreign exchange	22	3	(2)	—	1	—	3	27
As at 31 December 2021	3,285	251	36	(14)	(14)	(12)	25	3,557